Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 10, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event
Gain (loss) on early extinguishment of debt		$ 3,029	$ (2,340)
Class A Common stock
Subsequent Event
Common stock, par value		$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event
Warrants issued	187,969
Common stock, par value	$ 0.001
Exercise price	$ 6.65
Maximum shares issuable at closing	157,894
Maximum shares issuable at closing	30,075
Subsequent Event [Member] | SWK Loan Facility
Subsequent Event
Maximum borrowing capacity	$ 25,000
Proceeds from loan facility	21,000
Borrowing capacity available	$ 4,000
Subsequent Event [Member] | SWK Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event
Basis spread on variable rate	8.75%
Interest in-kind spread basis	4.75%
In-kind interest rate	4.50%
Subsequent Event [Member] | SWK Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Interest Rate Floor [Member]
Subsequent Event
Interest rate	2.75%
Subsequent Event [Member] | New Asset-Based Revolving Loan Facility
Subsequent Event
Loan amount that my be established	$ 8,000
Subsequent Event [Member] | Term Loan Facility and Revolving Credit Facility
Subsequent Event
Prepayment amount of loan	16,000
Subsequent Event [Member] | Term Loan Facility
Subsequent Event
Face amount of debt	20,000
Prepayment of principal and interest	12,800
Exit fee	1,700
Subsequent Event [Member] | Revolving Credit Facility
Subsequent Event
Face amount of debt	8,000
Prepayment of principal and interest	1,200
Exit fee	300
Subsequent Event [Member] | Unsecured promissory note two
Subsequent Event
Prepayment amount of loan	$ 1,400